Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 38.4%
Air Freight & Logistics - 0.4%
United Parcel Service, Inc., Class B	3,300	$ 514,371

Banks - 1.8%
JPMorgan Chase & Co.	7,800	1,131,156
US Bancorp	35,300	1,167,018

		2,298,174

Beverages - 1.3%
Coca-Cola Co.	14,100	789,318
PepsiCo, Inc.	4,900	830,256

		1,619,574

Capital Markets - 4.4%
BlackRock, Inc.	2,190	1,415,813
CME Group, Inc.	9,025	1,806,985
Morgan Stanley	21,650	1,768,156
Northern Trust Corp.	9,100	632,268

		5,623,222

Chemicals - 1.2%
Air Products & Chemicals, Inc.	5,350	1,516,190
Communications Equipment - 1.5%
Cisco Systems, Inc.	34,300	1,843,968

Electric Utilities - 1.2%
NextEra Energy, Inc.	26,400	1,512,456

Energy Equipment & Services - 1.3%
Baker Hughes Co.	48,300	1,705,956

Food Products - 1.0%
Archer-Daniels-Midland Co.	16,300	1,229,346

Ground Transportation - 0.9%
Union Pacific Corp.	5,300	1,079,239

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	5,000	484,250
Medtronic PLC	22,200	1,739,592

		2,223,842

Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.	2,825	744,218
Starbucks Corp.	8,450	771,231

		1,515,449

Household Products - 0.6%
Procter & Gamble Co.	5,600	816,816

Industrial Conglomerates - 1.0%
Honeywell International, Inc.	6,925	1,279,325

Insurance - 0.8%
Aflac, Inc.	14,000	1,074,500

Machinery - 1.3%
Caterpillar, Inc.	5,900	1,610,700

Media - 1.4%
Comcast Corp., Class A	40,500	1,795,770

Metals & Mining - 0.6%
Newmont Corp.	21,000	775,950

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 4.3%
Chevron Corp.	10,500	$ 1,770,510
ConocoPhillips	4,300	515,140
EOG Resources, Inc.	15,000	1,901,400
Kinder Morgan, Inc.	73,800	1,223,604

		5,410,654

Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	20,000	1,160,800
Johnson & Johnson	10,900	1,697,675
Pfizer, Inc.	32,900	1,091,293

		3,949,768

Professional Services - 1.3%
Automatic Data Processing, Inc.	3,000	721,740
Paychex, Inc.	7,500	864,975

		1,586,715

Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	3,650	639,078
Texas Instruments, Inc.	8,100	1,287,981

		1,927,059

Specialized REITs - 1.0%
American Tower Corp.	7,750	1,274,488

Specialty Retail - 2.2%
Home Depot, Inc.	5,650	1,707,204
Lowe’s Cos., Inc.	5,450	1,132,728

		2,839,932

Trading Companies & Distributors - 1.3%
Fastenal Co.	31,050	1,696,572

Total Common Stocks (Cost $46,513,434)		48,720,036

	Principal	Value
ASSET-BACKED SECURITIES - 2.7%
CCG Receivables Trust
Series 2020-1, Class A2,
0.54%, 12/14/2027 (A)	$ 30,887	30,669
Chesapeake Funding II LLC
Series 2020-1A, Class A1,
0.87%, 08/15/2032 (A)	30,980	30,633
Series 2023-1A, Class A1,
5.65%, 05/15/2035 (A)	446,993	444,003
CNH Equipment Trust
Class A3,
4.81%, 08/15/2028	500,000	493,167
Dell Equipment Finance Trust
Series 2023-2, Class A2,
5.84%, 01/22/2029 (A)	200,000	199,771
Donlen Fleet Lease Funding 2 LLC
Series 2021-2, Class A2,
0.56%, 12/11/2034 (A)	127,916	125,225
Enterprise Fleet Financing LLC
Series 2022-4, Class A2,
5.76%, 10/22/2029 (A)	342,376	341,337
Series 2023-1, Class A2,
5.51%, 01/22/2029 (A)	250,000	247,948

Transamerica Series Trust	Page 1

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust
Series 2021-3, Class A3,
0.41%, 11/18/2025	$ 499,586	$ 483,795
JPMorgan Chase Bank NA - CACLN
Series 2020-2, Class B,
0.84%, 02/25/2028 (A)	39,835	39,452
Series 2021-1, Class B,
0.88%, 09/25/2028 (A)	83,530	81,495
Series 2021-2, Class B,
0.89%, 12/26/2028 (A)	105,748	102,692
Series 2021-3, Class C,
0.86%, 02/26/2029 (A)	120,215	114,916
LAD Auto Receivables Trust
Series 2023-2A, Class A2,
5.93%, 06/15/2027 (A)	228,423	227,825
Santander Revolving Auto Loan Trust
Series 2019-A, Class C,
3.00%, 01/26/2032 (A)	350,000	333,028
Towd Point HE Trust
Series 2021-HE1, Class A1,
0.92% (B), 02/25/2063 (A)	121,685	113,677

Total Asset-Backed Securities (Cost $3,481,267)		3,409,633

CORPORATE DEBT SECURITIES - 20.3%
Aerospace & Defense - 0.2%
Boeing Co.
3.63%, 02/01/2031	75,000	64,809
5.81%, 05/01/2050	150,000	136,719

		201,528

Automobiles - 0.1%
General Motors Financial Co., Inc.
5.85%, 04/06/2030	150,000	143,682

Banks - 4.6%
Bank of America Corp.
Fixed until 06/14/2028, 2.09% (B), 06/14/2029	300,000	251,196
Fixed until 03/08/2032, 3.85% (B), 03/08/2037	250,000	203,404
Bank of Montreal
5.20%, 02/01/2028	200,000	195,157
Citigroup, Inc.
Fixed until 05/24/2032, 4.91% (B), 05/24/2033	200,000	182,045
Fifth Third Bancorp
2.55%, 05/05/2027	225,000	197,748
Fixed until 04/25/2032, 4.34% (B), 04/25/2033	200,000	169,198
Fixed until 07/27/2028, 6.34% (B), 07/27/2029	100,000	98,805
Goldman Sachs Group, Inc.
Fixed until 10/21/2026, 1.95% (B), 10/21/2027	500,000	441,561
Huntington Bancshares, Inc.
Fixed until 08/15/2031, 2.49% (B), 08/15/2036	300,000	211,323
Huntington National Bank
3.55%, 10/06/2023	250,000	249,935
Fixed until 05/16/2024, 4.01% (B), 05/16/2025	250,000	243,701

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (B), 02/22/2031	$ 250,000	$ 242,277
Morgan Stanley
Fixed until 04/28/2031, 1.93% (B), 04/28/2032	250,000	185,768
Fixed until 04/28/2025, 2.19% (B), 04/28/2026	125,000	117,432
Fixed until 01/19/2033, 5.95% (B), 01/19/2038	100,000	93,491
PNC Bank NA
2.70%, 10/22/2029	125,000	101,738
PNC Financial Services Group, Inc.
3.45%, 04/23/2029	250,000	219,547
Regions Financial Corp.
1.80%, 08/12/2028	250,000	202,904
Royal Bank of Canada
4.90%, 01/12/2028	200,000	194,289
State Street Corp.
Fixed until 11/01/2029, 3.03% (B), 11/01/2034	125,000	105,903
Toronto-Dominion Bank
4.46%, 06/08/2032	250,000	224,263
5.16%, 01/10/2028	200,000	195,226
Truist Bank
2.25%, 03/11/2030	150,000	114,806
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	200,000	178,846
Fixed until 06/08/2033, 5.87% (B), 06/08/2034	300,000	283,342
UBS Group AG
Fixed until 08/05/2026, 4.70% (B), 08/05/2027 (A)	200,000	191,796
US Bancorp
Fixed until 02/01/2033, 4.84% (B), 02/01/2034	225,000	198,329
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	250,000	234,746
Fixed until 07/25/2028, 5.57% (B), 07/25/2029	250,000	244,143

		5,772,919

Beverages - 0.1%
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	200,000	141,950

Biotechnology - 0.5%
Amgen, Inc.
5.65%, 03/02/2053	200,000	186,753
Royalty Pharma PLC
2.20%, 09/02/2030	200,000	155,312
3.55%, 09/02/2050	400,000	244,326

		586,391

Building Products - 0.3%
Carrier Global Corp.
3.58%, 04/05/2050	100,000	67,414

Transamerica Series Trust	Page 2

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Home Depot, Inc.
3.35%, 04/15/2050	$ 125,000	$ 85,120
Lowe’s Cos., Inc.
3.00%, 10/15/2050	450,000	265,280

		417,814

Capital Markets - 0.6%
BlackRock, Inc.
2.10%, 02/25/2032	350,000	270,538
Goldman Sachs BDC, Inc.
2.88%, 01/15/2026	200,000	184,563
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	250,000	190,026
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (A)	250,000	155,777

		800,904

Chemicals - 0.5%
International Flavors & Fragrances, Inc.
3.47%, 12/01/2050 (A)	500,000	290,532
LYB International Finance III LLC
3.63%, 04/01/2051	200,000	127,246
Nutrien Ltd.
5.80%, 03/27/2053	250,000	229,468

		647,246

Commercial Services & Supplies - 0.4%
Quanta Services, Inc.
2.90%, 10/01/2030	450,000	366,936
Textron, Inc.
2.45%, 03/15/2031	250,000	198,761

		565,697

Construction Materials - 0.3%
Martin Marietta Materials, Inc.
3.20%, 07/15/2051	250,000	156,012
Vulcan Materials Co.
3.50%, 06/01/2030	275,000	239,722

		395,734

Consumer Finance - 0.8%
American Express Co.
5.85%, 11/05/2027	250,000	251,820
Capital One Financial Corp.
Fixed until 03/01/2029, 3.27% (B), 03/01/2030	200,000	167,322
Fixed until 05/10/2027, 4.93% (B), 05/10/2028	200,000	189,840
Fixed until 06/08/2028, 6.31% (B), 06/08/2029	200,000	195,519
Synchrony Financial
3.70%, 08/04/2026	100,000	90,292
Western Union Co.
2.85%, 01/10/2025	150,000	143,467

		1,038,260

Consumer Staples Distribution & Retail - 0.3%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	325,000	246,742
2.50%, 02/10/2041 (A)	250,000	152,795

		399,537

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.3%
WRKCo, Inc.
3.00%, 06/15/2033	$ 300,000	$ 234,961
3.90%, 06/01/2028	125,000	114,440

		349,401

Diversified REITs - 0.1%
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	200,000	155,113

Diversified Telecommunication Services - 0.2%
AT&T, Inc.
2.25%, 02/01/2032	300,000	226,256
4.75%, 05/15/2046	75,000	59,236

		285,492

Electric Utilities - 1.1%
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	200,000	149,806
DTE Electric Co.
5.40%, 04/01/2053	250,000	233,452
Duke Energy Corp.
3.75%, 09/01/2046	250,000	172,619
Interstate Power & Light Co.
3.50%, 09/30/2049	225,000	146,463
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	400,000	338,498
PacifiCorp
5.50%, 05/15/2054	250,000	212,081
PECO Energy Co.
3.05%, 03/15/2051	250,000	154,325

		1,407,244

Electronic Equipment, Instruments & Components - 0.2%
TD SYNNEX Corp.
2.65%, 08/09/2031	150,000	111,559
Vontier Corp.
1.80%, 04/01/2026	200,000	179,138

		290,697

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	292,000	271,134

Financial Services - 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	350,000	315,904
4.63%, 10/15/2027	250,000	234,474
Air Lease Corp.
2.88%, 01/15/2026	250,000	232,808
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	350,000	313,568

		1,096,754

Food Products - 0.4%
Mars, Inc.
2.38%, 07/16/2040 (A)	350,000	221,179
3.95%, 04/01/2049 (A)	300,000	224,880

		446,059

Health Care Equipment & Supplies - 0.2%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	250,000	248,581

Transamerica Series Trust	Page 3

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.6%
Cigna Group
4.38%, 10/15/2028	$ 50,000	$ 47,324
4.90%, 12/15/2048	100,000	84,435
CVS Health Corp.
5.13%, 07/20/2045	250,000	211,519
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (A)	350,000	280,686
UnitedHealth Group, Inc.
3.70%, 08/15/2049	250,000	179,788

		803,752

Health Care REITs - 0.3%
Healthpeak OP LLC
3.25%, 07/15/2026	150,000	141,018
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031 (C)	225,000	175,942

		316,960

Insurance - 1.5%
Aflac, Inc.
4.75%, 01/15/2049	250,000	208,370
American International Group, Inc.
4.75%, 04/01/2048	100,000	82,152
Athene Global Funding
1.45%, 01/08/2026 (A)	500,000	445,649
Belrose Funding Trust
2.33%, 08/15/2030 (A)	250,000	186,347
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	200,000	149,030
Empower Finance 2020 LP
3.08%, 09/17/2051 (A)	350,000	208,693
Five Corners Funding Trust II
2.85%, 05/15/2030 (A)	250,000	208,502
Liberty Mutual Group, Inc.
3.95%, 05/15/2060 (A)	100,000	62,663
Old Republic International Corp.
3.85%, 06/11/2051	250,000	164,934
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (A)	200,000	126,299

		1,842,639

Internet & Catalog Retail - 0.2%
Expedia Group, Inc.
3.25%, 02/15/2030	250,000	211,500

Machinery - 0.2%
Nordson Corp.
5.80%, 09/15/2033	250,000	244,275

Media - 0.1%
Comcast Corp.
3.40%, 04/01/2030	50,000	44,112
Discovery Communications LLC
5.00%, 09/20/2037	125,000	101,889

		146,001

Office REITs - 0.3%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/2035	400,000	351,808

Oil, Gas & Consumable Fuels - 2.2%
ConocoPhillips Co.
4.15%, 11/15/2034	129,000	112,039
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	250,000	212,651

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.
5.70%, 03/08/2033	$ 125,000	$ 119,783
Energy Transfer LP
5.25%, 04/15/2029	100,000	95,925
Enterprise Products Operating LLC
5.35%, 01/31/2033	125,000	122,269
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	180,610
Kinder Morgan, Inc.
5.55%, 06/01/2045	350,000	301,561
Marathon Petroleum Corp.
3.80%, 04/01/2028	300,000	275,849
4.70%, 05/01/2025	200,000	195,888
MPLX LP
2.65%, 08/15/2030	400,000	323,091
Phillips 66
4.65%, 11/15/2034	100,000	89,900
Valero Energy Corp.
4.00%, 06/01/2052	100,000	68,731
6.63%, 06/15/2037	250,000	256,412
Valero Energy Partners LP
4.50%, 03/15/2028	400,000	380,216

		2,734,925

Passenger Airlines - 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	250,000	237,622

Pharmaceuticals - 0.5%
Pfizer Investment Enterprises Pte Ltd.
5.30%, 05/19/2053	500,000	466,346
5.34%, 05/19/2063	250,000	230,015

		696,361

Retail REITs - 0.1%
Realty Income Corp.
4.85%, 03/15/2030	200,000	188,497

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc.
3.19%, 11/15/2036 (A)	9,000	6,464
Intel Corp.
3.73%, 12/08/2047	400,000	285,096
Lam Research Corp.
1.90%, 06/15/2030	150,000	120,496

		412,056

Software - 0.8%
Fiserv, Inc.
3.50%, 07/01/2029	450,000	401,530
Intuit, Inc.
5.20%, 09/15/2033	100,000	97,548
Oracle Corp.
3.95%, 03/25/2051	250,000	171,181
Salesforce, Inc.
2.90%, 07/15/2051	250,000	156,070
VMware, Inc.
2.20%, 08/15/2031	250,000	188,732

		1,015,061

Specialized REITs - 0.2%
Public Storage Operating Co.
1.95%, 11/09/2028	125,000	105,864
Weyerhaeuser Co.
3.38%, 03/09/2033	200,000	163,733

		269,597

Transamerica Series Trust	Page 4

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.1%
Tractor Supply Co.
5.25%, 05/15/2033	$ 100,000	$ 94,459

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC/EMC Corp.
3.45%, 12/15/2051 (A)	250,000	155,588
8.35%, 07/15/2046	19,000	22,195
HP, Inc.
2.65%, 06/17/2031	500,000	390,960

		568,743

Total Corporate Debt Securities (Cost $31,001,430)		25,796,393

MORTGAGE-BACKED SECURITIES - 2.0%
Bunker Hill Loan Depositary Trust
Series 2020-1, Class A1,
1.72% (B), 02/25/2055 (A)	97,972	92,753
CIM Trust
Series 2021-J2, Class A4,
2.50% (B), 04/25/2051 (A)	288,971	245,574
GCAT Trust
Series 2021-NQM1, Class A1,
0.87% (B), 01/25/2066 (A)	159,241	131,933
GS Mortgage-Backed Securities Corp. Trust
Series 2020-PJ6, Class A2,
2.50% (B), 05/25/2051 (A)	160,281	121,664
JPMorgan Mortgage Trust
Series 2021-1, Class A3,
2.50% (B), 06/25/2051 (A)	468,152	353,601
Series 2021-3, Class A3,
2.50% (B), 07/25/2051 (A)	215,468	162,746
Series 2021-6, Class A4,
2.50% (B), 10/25/2051 (A)	582,600	493,824
JPMorgan Wealth Management
Series 2020-ATR1, Class A3,
3.00% (B), 02/25/2050 (A)	109,975	87,892
PSMC Trust
Series 2021-1, Class A11,
2.50% (B), 03/25/2051 (A)	341,294	288,523
RCKT Mortgage Trust
Series 2021-6, Class A5,
2.50% (B), 12/25/2051 (A)	336,394	282,820
Sequoia Mortgage Trust
Series 2013-7, Class A2,
3.00% (B), 06/25/2043	209,526	176,734
Wells Fargo Mortgage-Backed Securities Trust
Series 2021-INV2, Class A2,
2.50% (B), 09/25/2051 (A)	208,162	157,487

Total Mortgage-Backed Securities (Cost $3,243,779)		2,595,551

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
Massachusetts - 0.0% (D)
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	35,000	35,016

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.3%
Metropolitan Transportation Authority, Revenue Bonds,
6.55%, 11/15/2031	$ 340,000	$ 344,352

Oregon - 0.1%
Hillsboro School District No. 1J, General Obligation Limited,
4.36%, 06/30/2034	200,000	184,722

Total Municipal Government Obligations (Cost $651,006)		564,090

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.7%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041 - 12/01/2051	1,695,899	1,345,201
2.50%, 02/01/2032 - 01/01/2052	2,665,800	2,175,369
3.00%, 09/01/2042 - 08/01/2052	1,911,571	1,613,979
3.50%, 11/01/2040 - 05/01/2052	2,062,957	1,799,339
4.00%, 04/01/2033 - 03/01/2047	182,835	171,284
4.50%, 02/01/2025 - 12/01/2052	512,123	478,541
5.00%, 11/01/2052 - 02/01/2053	1,380,537	1,304,459
5.50%, 01/01/2037 - 06/01/2053	1,502,000	1,457,173
6.00%, 09/01/2053	397,160	392,298
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.65%, 08/25/2026	500,000	465,345
2.98%, 11/25/2025	180,196	173,723
3.12%, 06/25/2027	750,000	698,104
3.35%, 01/25/2028	400,000	372,177
Federal Home Loan Mortgage Corp. REMICS
5.00%, 07/15/2036	77,888	76,195
Federal Home Loan Mortgage Corp. STACR REMICS Trust
1-Month SOFR Average + 0.75%, 6.07% (B), 10/25/2033 (A)	109,664	109,155
Federal National Mortgage Association
2.50%, 06/01/2031 - 04/01/2052	3,634,846	2,989,962
3.00%, 12/01/2028 - 01/01/2049	1,796,562	1,589,701
3.10% (B), 07/25/2024	166,266	162,732
3.20% (B), 11/25/2027	426,081	393,675
3.50%, 12/01/2031 - 08/01/2052	2,481,481	2,174,064
4.00%, 02/01/2035 - 05/01/2052	3,156,643	2,836,463
4.50%, 05/01/2038 - 09/01/2052	1,930,701	1,806,483
5.00%, 10/01/2052 - 12/01/2052	1,171,224	1,106,459
5.50%, 10/01/2052 - 09/01/2053	562,391	545,183
Federal National Mortgage Association REMICS
1.38%, 09/25/2027	281,387	263,401
3.50%, 04/25/2031	121,390	114,785
FREMF Mortgage Trust
3.71% (B), 03/25/2053 (A)	250,000	215,244
3.85% (B), 01/25/2048 (A)	410,000	395,674
Series 2014-K41, Class B, 3.96% (B), 11/25/2047 (A)	180,000	174,898
Government National Mortgage Association
3.50%, 12/15/2042	34,106	30,702
4.00%, 12/15/2039	4,391	4,046
4.50%, 08/15/2040	1,711	1,634

Total U.S. Government Agency Obligations (Cost $30,505,696)		27,437,448

Transamerica Series Trust	Page 5

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 13.3%
U.S. Treasury - 13.3%
U.S. Treasury Bonds
1.88%, 02/15/2051	$ 460,000	$ 257,330
2.00%, 02/15/2050	1,000,000	582,500
2.50%, 02/15/2045	1,000,000	678,477
2.75%, 08/15/2042 - 11/15/2042	1,800,000	1,315,993
3.00%, 05/15/2047	750,000	549,551
3.38%, 11/15/2048	250,000	195,801
3.75%, 08/15/2041	250,000	216,240
4.38%, 05/15/2041	500,000	471,133
U.S. Treasury Notes
1.38%, 11/15/2031	1,250,000	979,687
1.50%, 08/15/2026	800,000	729,187
2.00%, 08/15/2025	2,500,000	2,362,305
2.38%, 05/15/2027	1,725,000	1,590,908
2.63%, 02/15/2029	2,500,000	2,261,914
2.88%, 05/15/2028	2,500,000	2,317,187
3.88%, 11/30/2029	750,000	718,975
4.00%, 02/29/2028	1,400,000	1,364,070
4.13%, 11/15/2032	250,000	241,152

Total U.S. Government Obligations (Cost $19,836,949)		16,832,410

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (E)	178,710	178,710

Total Other Investment Company (Cost $178,710)		178,710

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 2.50% (E), dated 09/29/2023, to be repurchased at $1,103,418 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.88%, due 09/30/2026, and with a value of $1,125,276.	$ 1,103,188	1,103,188

Total Repurchase Agreement (Cost $1,103,188)		1,103,188

Total Investments (Cost $136,515,459)		126,637,459
Net Other Assets (Liabilities) - 0.2%		270,263

Net Assets - 100.0%		$ 126,907,722

Transamerica Series Trust	Page 6

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$48,720,036	$—	$—	$48,720,036
Asset-Backed Securities	—	3,409,633	—	3,409,633
Corporate Debt Securities	—	25,796,393	—	25,796,393
Mortgage-Backed Securities	—	2,770,449	—	2,770,449
Municipal Government Obligations	—	564,090	—	564,090
U.S. Government Agency Obligations	—	27,262,550	—	27,262,550
U.S. Government Obligations	—	16,832,410	—	16,832,410
Other Investment Company	178,710	—	—	178,710
Repurchase Agreement	—	1,103,188	—	1,103,188

Total Investments	$48,898,746	$77,738,713	$—	$126,637,459

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the total value of 144A securities is $9,733,375, representing 7.7% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the security is on loan. The value of the security on loan is $174,802, collateralized by cash collateral of $178,710. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at September 30, 2023.
(F)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk

Transamerica Series Trust	Page 7

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Page 8

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 9